UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment |X|; Amendment Number: 1
This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fleet Boston Corporation
         (Formerly Fleet Financial Group, Inc.)
Address: One Federal Street
         Boston, MA 02110

Form 13F File Number: 28-452

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Erich Schumann
Title:    Chief Accounting Officer
Phone:    (617) 434-7557

Signature, Place, and Date of Signing:

/s/ Erich Schumann               Boston, Massachusetts           April 3, 2000
-----------------------    ---------------------------------   -----------------
      (Signature)                    (City, State)                   Date

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Explanatory Index

      On October 1, 1999, BankBoston Corporation (BankBoston) merged with and into Fleet Financial Group, Inc. in a transaction accounted for as a pooling of interests. Following the merger, Fleet was renamed "Fleet Boston Corporation" (Fleet). In Section I of this Report on Form 13F, we have set forth the information for the institutional investment managers that as of December 31, 1999 (without giving effect to the merger) would have been included in Fleet's report. In Section II of this Report on Form 13F, we have also set forth the information for the institutional investment managers that would have been included as of December 31, 1999 (without giving effect to the merger) in a 13F Report by BankBoston. In future 13F filings by Fleet the information with respect to these institutional investment managers will be integrated into one section.

SECTION I

SECTION II

Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:              1

Form 13F Information Table Entry Total:         45

Form 13F Information Table Value Total:         125,515
                                                (thousands)

This Amendment No. 1 to the 13F Report filed for the quarter ended December 31, 1999 is being filed to provide new holdings entries that were inadvertently dropped from the 13F report when filed. This Amendment No. 1 includes a new page 35 for Section II of the original filing and should replace that page in the original filing. The Report Summary and List of Included Managers included herein relate solely to the information presented on the amended page 35. The Report Summary and List of Included Managers presented in the original 13F filing continues to be correct.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "None" and omit the column headings and list entries.]

Manager Code   13F File No.   Name

     1, 99      28-251        BankBoston, N.A. (entities included within the
                              numbers presented for BankBoston, N.A. solely for purposes of this report: BancBoston Capital Inc., BancBoston Investments Inc.; BancBoston Ventures
                              Inc., BancBoston Robertson Stephens Inc.)

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
                       COLUMN                COLUMN 4:                                    COLUMN
                       2:                       FAIR       COLUMN 5:           COLUMN 6:   7:
                       TITLE  COLUMN 3:       MARKET      SHARES OR            INVEST     MGRS                COLUMN 8:
COLUMN 1:              OF     CUSIP            VALUE      PRINCIPAL   SH/PRN   MENT DIS-  SEE            VOTING   AUTHORITY
NAME OF ISSUER         CLASS  NUMBER           000 S        AMOUNT   PUT/CALL  CRETION    INST          SOLE     SHARED       NONE
-------------------    -----  ----------      --------    --------    --------  --------  ------     --------    --------    -------
OMNICOM GROUP           COMM  681919106            810       8,100    SH        DEFINED    99         8,100           0           0
OMTOOL LTD              COMM  681974101             28      12,000    SH        DEFINED     1        12,000           0           0
OMTOOL LTD              COMM  681974101              0           0    SH        OTHER       1             0           0           0
OPEN MARKET INC         COMM  68370M100         37,290     826,372    SH        DEFINED     1       826,372           0           0
OPEN MARKET INC         COMM  68370M100         10,739     238,000    SH        OTHER       1             0           0      238,00
ORACLE CORP             COMM  68389X105         20,456     182,545    SH        DEFINED     1       179,808           0       2,737
ORACLE CORP             COMM  68389X105          7,270      64,881    SH        OTHER       1        57,959       4,648       2,274
ORACLE CORP             COMM  68389X105          1,101       9,825    SH        DEFINED    99         9,825           0           0
OUTBACK STEAKHOUSE INC  COMM  689899102          1,880      72,500    SH        DEFINED     1        72,500           0           0
OUTBACK STEAKHOUSE INC  COMM  689899102              0           0    SH        OTHER       1             0           0           0
OUTBACK STEAKHOUSE INC  COMM  689899102          3,093     119,250    SH        DEFINED    99       119,250           0           0
P-COM INC 4 1/4% CONV D Con   693262AC1          1,800   2,982,000    SH        DEFINED     1     2,982,000           0           0
PECO ENERGY CO          COMM  693304107             47       1,365    SH        DEFINED     1           865           0         500
PECO ENERGY CO          COMM  693304107            150       4,323    SH        OTHER       1         3,876         316         131
PECO ENERGY CO          COMM  693304107            198       5,700    SH        DEFINED    99         5,700           0           0
PG&E CORP               COMM  69331C108            859      41,922    SH        DEFINED     1        41,922           0           0
PG&E CORP               COMM  69331C108            922      45,009    SH        OTHER       1        44,053         456         500
PE CORP                 COMM  69332S102          8,111      67,420    SH        DEFINED     1        65,720           0       1,700
PE CORP                 COMM  69332S102          6,468      53,764    SH        OTHER       1        52,464       1,000         300
PE CORP                 COMM  69332S102            120       1,000    SH        DEFINED    99         1,000           0           0
PE CORP                 COMM  69332S201          1,710      11,479    SH        DEFINED     1        11,179           0         300
PE CORP                 COMM  69332S201          1,551      10,414    SH        OTHER       1        10,164         250           0
PF CHANGS CHINA BISTRO  COMM  69333Y108          1,903      76,500    SH        DEFINED     1        76,500           0           0
PF CHANGS CHINA BISTRO  COMM  69333Y108          5,609     225,500    SH        DEFINED    99       225,500           0           0
PNC BANK CORP           COMM  693475105          1,357      30,497    SH        DEFINED     1        30,147           0         350
PNC BANK CORP           COMM  693475105          1,493      33,552    SH        OTHER       1        29,332       1,100       3,120
PNV.NET Inc             COM   69348A103             98      12,000    SH        DEFINED     1        12,000           0           0
P P & L RESOURCES INC   COMM  693499105            105       4,601    SH        DEFINED     1         3,601           0       1,000
P P & L RESOURCES INC   COMM  693499105            209       9,176    SH        OTHER       1         8,452         724           0
PPG INDS INC            COMM  693506107            405       6,480    SH        DEFINED     1         5,980           0         500
PPG INDS INC            COMM  693506107            844      13,492    SH        OTHER       1        13,292         200           0
PPG INDS INC            COMM  693506107              0           0    SH        DEFINED    99             0           0           0
PACTIV CORP             COMM  695257105             31       2,946    SH        DEFINED     1         2,946           0           0
PACTIV CORP             COMM  695257105             83       7,812    SH        OTHER       1         7,812           0           0
PAPA JOHNS INTL INC     COMM  698813102          2,162      82,979    SH        DEFINED     1        82,979           0           0
PAPA JOHNS INTL INC     COMM  698813102          3,909     150,000    SH        DEFINED    99       150,000           0           0
PARAMETRIC TECHNOLOGY C Com   699173100            124       4,600    SH        DEFINED     1         4,400           0         200
PARAMETRIC TECHNOLOGY C COMM  699173100             45       1,680    SH        OTHER       1           500           0       1,180
PARAMETRIC TECHNOLOGY C COMM  699173100             59       2,200    SH        DEFINED    99         2,200           0           0
PARKER HANNIFIN CORP    COMM  701094104            577      11,263    SH        DEFINED     1        11,263           0           0
PARKER HANNIFIN CORP    COMM  701094104            453       8,843    SH        OTHER       1         8,843           0           0
PARKER HANNIFIN CORP    COMM  701094104             10         200    SH        DEFINED    99           200           0           0
PAYCHEX INC             COMM  704326107             74       1,863    SH        DEFINED     1         1,863           0           0
PAYCHEX INC             COMM  704326107            817      20,449    SH        OTHER       1        14,474           0       5,975
PENNEY J C INC          COMM  708160106            545      27,384    SH        DEFINED     1        27,384           0           0
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